Cover	Jul. 18, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 18, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41746
Entity Registrant Name	ATLANTA BRAVES HOLDINGS, INC.
Entity Central Index Key	0001958140
Entity Tax Identification Number	92-1284827
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	12300 Liberty Blvd.
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	875-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Series A Common Stock [Member]
Title of 12(b) Security	Series A Common Stock
Trading Symbol	BATRA
Security Exchange Name	NASDAQ
Series C Common Stock [Member]
Title of 12(b) Security	Series C Common Stock
Trading Symbol	BATRK
Security Exchange Name	NASDAQ